UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Management Co. LLC
Address: 500 West Putnam Avenue
         Greenwich, CT  06830-6086

13F File Number:  28-13141

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Grace Brescia
Title:     Chief Compliance Officer
Phone:     203-618-3451

Signature, Place, and Date of Signing:

     /s/  Grace Brescia     Greenwich, CT     August 14, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

28-13141                      Formerly Argent Management Co. LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $18,232 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1  03938LAK0      923   731000 PRN      SOLE                   731000        0        0
BANK OF AMERICA CORPORATION    COM              060505104      213    16108 SH       SOLE                    16108        0        0
CONOCOPHILLIPS                 COM              20825C104       14    16100 SH  CALL SOLE                        0        0        0
DOLLAR FINL CORP               NOTE 2.875% 6/3  256664AB9      189   277000 PRN      SOLE                   277000        0        0
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202       36    27989 SH       SOLE                    27989        0        0
EPICOR SOFTWARE CORP           NOTE 2.375% 5/1  29426LAA6      865  1323000 PRN      SOLE                  1323000        0        0
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2     1449  1746000 PRN      SOLE                  1746000        0        0
HUMAN GENOME SCIENCES INC      NOTE 2.250%10/1  444903AK4      394   651000 PRN      SOLE                   651000        0        0
INVITROGEN CORP                NOTE 1.500% 2/1  46185RAK6      958   966000 PRN      SOLE                   966000        0        0
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1  477143AF8     1012   966000 PRN      SOLE                   966000        0        0
JOHNSON CTLS INC               NOTE 6.500% 9/3  478366AS6     3623  1798000 PRN      SOLE                  1798000        0        0
MESA AIR GROUP INC             COM              590479101       27   273859 SH       SOLE                   273859        0        0
NCI BUILDING SYS INC           COM              628852105       10    24400 SH  PUT  SOLE                    24400        0        0
PROTEIN DESIGN LABS INC        NOTE 2.750% 8/1  74369LAD5      654   644000 PRN      SOLE                   644000        0        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4     3427  3479000 PRN      SOLE                  3479000        0        0
TEREX CORP NEW                 NOTE 4.000% 6/0  880779AV5      441   451000 PRN      SOLE                   451000        0        0
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0     1111  1108000 PRN      SOLE                  1108000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8     1336  1021000 PRN      SOLE                  1021000        0        0
WESCO INTL INC                 DBCV 2.625%10/1  95082PAE5      605   644000 PRN      SOLE                   644000        0        0
WEST PHARMACEUTICAL SVSC INC   SDCV 4.000% 3/1  955306AA3      364   525000 PRN      SOLE                   525000        0        0
WESTERN REFNG INC              NOTE 5.750% 6/1  959319AC8      581   651000 PRN      SOLE                   651000        0        0